Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Calculation of Income Tax Expense Accrued
The calculation of the income tax expense accrued for the years ended December 31, 2020, 2019 and 2018:

	2020	2019		2018
Current income tax	(1,247)	(1,938)		(943)
Deferred income tax	(19,752)	(3,588	) (1)	(50,595)

Subtotal	(20,999)	(5,526)		(51,538)

Income tax – Well abandonment	6,410 (4)	(16,239	) (2)	—
Special tax – Tax revaluation, Law No. 27,430	—	(4,604	) (3)	—

	(14,589)	(26,369)		(51,538)

(1)	Includes (5,175) corresponding to the reversal of tax loss carryforwards related to the dispute relating to cost deduction for hydrocarbon wells abandonment. See Note 15.
(2)
Includes (10,610) corresponding to interest related to the dispute relating to cost deduction for hydrocarbon wells abandonment determined on the date the Company decided to adhere to the payment facility plan. See Note 15.

(3)	Includes (4,562) corresponding to YPF (See Note 34.j.) and (42) corresponding to YTEC.
(4)	Corresponds mainly to income of condoned interests as a result of the implementation of the regime of extended moratorium relating to the tax deduction of well abandonment costs. See Note 15.

Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income
The reconciliation between the charge to net income for income tax for the years ended December 31, 2020, 2019 and 2018 and the one that would result from applying the prevailing tax rate on net income before income tax arising from the consolidated statements of comprehensive income for each fiscal year is as follows:

	2020	2019	2018
Net income before income tax	(56,428)	(7,010)	90,144
Statutory tax rate	30%	30%	30%

Statutory tax rate applied to net income before income tax	16,928	2,103	(27,043)
Effect of the valuation of property, plant and equipment and intangible assets measured in functional currency	(62,218)	(20,189)	(100,760)
Exchange differences	24,242 (1)	22,553 (1)	67,767
Effect of the valuation of inventories	(11,102)	(11,553)	(8,666)
Income on investments in associates and joint ventures	3,981	2,390	1,452
Effect of tax rate change (2)	4,286	1,956	12,795
Dispute associated to cost deduction for hydrocarbon wells abandonment	—	(5,175)	—
Interest related to the payment facility plan for the dispute associated to cost deduction for hydrocarbon wells abandonment	(657)	1,333	—
Result of companies’ revaluation		—	3,594
Miscellaneous	3,541	1,056	(677)

Income tax	(20,999)	(5,526)	(51,538)

(1)	Includes the effect of tax inflation.
(2)	Corresponds to the remedation of deferred income tax at the current rate. See Notes 2.b.15 and 34.j.

Summary of Breakdown of Deferred Tax
Breakdown of deferred tax as of December 31, 2020, 2019 and 2018 is as follows:

	2020		2019		2018
Deferred tax assets
Provisions and other non-deductible liabilities	14,701		5,344		2,920
Tax losses carryforward and other tax credits	82,601		52,443		21,575
Miscellaneous	1,629		937		270

Total deferred tax assets	98,931		58,724		24,765

Deferred tax liabilities
Property, plant and equipment	(144,900)		(110,704)		(113,821)
Adjustment for tax inflation	(67,107)		(38,177)		—
Miscellaneous	(3,904)		(5,491)		(1,768)

Total deferred tax liabilities	(215,911)		(154,372)		(115,589)

Total Net deferred tax	(116,980	) (2)	(95,648	) (2)	(90,824	) (1)(2)

(1)
Includes 127 as a result of the implementation of the impairment method in the calculation of the impairment of financial assets pursuant to IFRS 9, having an impact in “Retained earnings”. See Note 2.b.18.

(2)
Includes (1,957), (1,523) and (3,432) as of December 31, 2020, 2019 and 2018, respectively, corresponding to adjustment for inflation of the opening deferred liability of subsidiaries with the Peso as functional currency with effect in other comprehensive income.

Summary of Tax Loss Carryforwards at Statutory Tax Rate
As of December 31, 2020, Group’s tax loss carryforwards at the expected recovery rate were as follows:

Date of generation	Date of expiration	Jurisdiction	Amount
2016	2021	Argentina	466
2017	2022	Argentina	499
2018	2023	Argentina	24,190
2019	2024	Argentina	21,948
2020	2025	Argentina	35,498

			82,601